Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities
Net income (loss)	$ (1,782)	$ 897,385	$ (2,182)	$ (25,850)
Changes in operating assets and liabilities:
Deferred offering cost	(114,670)			(8,080)
Deferred Offering cost payable	20,939
Accured offering cost		(20,939)
Accounts payable	1,761	(21,716)	679	23,967
Prepaid expenses		(148,912)
Tax liability		294,474
Interest expense		6,671
Net cash used in operating activities	(93,752)	1,006,963	(1,503)	(9,963)
Cash flows from investing activities
Investment in trust account		(81,628,583)
Net cash used in investing activities		(81,628,583)
Cash flows from financing activities
Proceeds from promissory note		417,000
Repayment of promissory note		(548,671)
Proceeds from sale of 8,000,000 units at $10 per unit in IPO net of offering cost paid at closing		78,641,719
Proceeds from sale of 248,300 units to Sponsor in private placement		2,483,000
Founder share issuance	25,000
Proceeds from sale of 40,000 units to underwriters in private placement		100
Proceeds from sale of 1,000,000 $15 strike warrants in private placement		100,000
Promissory note	125,000
Net cash provided by Financing activities	150,000	81,093,148
Net increase in cash	56,248	471,528	(1,503)	(9,963)
Cash at beginning of period		46,285	56,248	56,248
Cash at end of period	56,248	$ 517,813	$ 54,745	46,285
Supplemental disclosure for non-cash financing activities:
Offering cost	$ 114,670			$ 122,750